Trade account receivables (Details) - Schedule of trade account receivables - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade accounts receivable [Abstract]
Trade account receivables	$ 1,092,855	$ 835,757	$ 744,109
Expected credit loss	(121,792)	(90,164)	(9,083)
Total trade receivables	$ 971,063	$ 745,593	$ 735,026